UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

The Growth Fund of America®
Investment portfolio

November 30, 2006

unaudited

Common stocks — 89.83%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 20.82%
Google Inc., Class A1	7,801,400	$3,783,055
Oracle Corp.[1]	155,458,700	2,958,379
Microsoft Corp.	95,325,000	2,795,882
Cisco Systems, Inc.[1]	84,440,000	2,269,747
Nokia Corp.	48,028,000	966,064
Nokia Corp. (ADR)	46,205,974	934,285
eBay Inc.[1]	46,200,000	1,494,570
Taiwan Semiconductor Manufacturing Co. Ltd.	505,752,964	1,024,013
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	31,786,934	341,710
Applied Materials, Inc.[2]	71,315,000	1,282,244
Texas Instruments Inc.	33,800,000	998,790
Samsung Electronics Co., Ltd.	1,314,168	902,518
Yahoo! Inc.[1]	27,450,554	740,890
Intel Corp.	32,200,000	687,470
Symantec Corp.[1]	31,713,500	672,326
KLA-Tencor Corp.[2]	12,940,000	668,610
Maxim Integrated Products, Inc.[2]	20,840,000	656,043
Linear Technology Corp.[2]	19,850,000	637,979
Dell Inc.[1]	23,160,000	630,878
Analog Devices, Inc.[2]	18,916,666	615,170
Xilinx, Inc.[2]	22,700,000	608,360
Corning Inc.[1]	24,320,000	524,339
International Business Machines Corp.	5,195,000	477,524
Altera Corp.[1,2]	23,950,000	476,366
Marvell Technology Group Ltd.[1]	20,000,000	412,800
Micron Technology, Inc.[1]	25,600,000	373,760
ASML Holding NV (New York registered)[1]	9,625,000	239,663
ASML Holding NV1	3,000,000	74,526
Automatic Data Processing, Inc.	6,000,000	289,380
CDW Corp.[2]	4,000,000	282,000
EMC Corp.[1]	18,500,000	242,535
Murata Manufacturing Co., Ltd.	3,524,000	240,390
Accenture Ltd, Class A	7,125,000	240,113
Hon Hai Precision Industry Co., Ltd.	32,838,236	239,054
Intuit Inc.[1]	7,400,000	232,952
Rohm Co., Ltd.	2,232,000	205,835
Microchip Technology Inc.	6,005,000	204,831
Iron Mountain Inc.[1]	4,500,000	193,950
Sabre Holdings Corp., Class A2	7,062,811	193,733
Motorola, Inc.	8,276,500	183,490
Sun Microsystems, Inc.[1]	33,846,700	183,449
Flextronics International Ltd.[1]	16,065,000	180,731
Advanced Micro Devices, Inc.[1]	8,000,000	172,560
Hoya Corp.	4,204,000	165,532
Hirose Electric Co., Ltd.	1,361,200	159,733
Canon, Inc.	3,000,000	158,536
Lam Research Corp.[1]	3,000,000	157,800
First Data Corp.	5,590,000	141,148
NAVTEQ Corp.[1]	3,714,000	132,850
Teradyne, Inc.[1]	8,725,000	130,002
Ceridian Corp.[1]	5,000,000	122,550
Solectron Corp.[1]	36,561,600	121,750
Mediatek Incorporation	11,869,477	121,447
LG.Philips LCD Co., Ltd. (ADR)[1]	7,180,800	111,661
Agere Systems Inc., Class A1	5,773,929	103,469
Yahoo Japan Corp.	223,000	87,806
Fiserv, Inc.[1]	1,500,000	76,665
Diebold, Inc.	1,468,000	67,528
National Instruments Corp.	2,250,000	65,430
Nortel Networks Corp.[1]	24,000,000	51,600
Jabil Circuit, Inc.	1,640,000	46,510
AU Optronics Corp.	1,060,740	1,426
		33,556,407

HEALTH CARE — 13.65%
Roche Holding AG	18,150,000	3,279,208
Medtronic, Inc.	45,069,000	2,349,447
Amgen Inc.[1]	24,186,900	1,717,270
WellPoint, Inc.[1]	17,345,000	1,312,496
AstraZeneca PLC (ADR)	13,072,000	756,738
AstraZeneca PLC (Sweden)	9,278,000	537,202
Zimmer Holdings, Inc.[1,2]	15,650,000	1,141,824
Cardinal Health, Inc.	14,105,000	911,465
Eli Lilly and Co.	16,789,600	899,755
Schering-Plough Corp.	36,868,739	811,481
UnitedHealth Group Inc.	16,385,000	804,176
Forest Laboratories, Inc.[1]	15,318,050	745,989
Genentech, Inc.[1]	7,500,000	613,125
C. R. Bard, Inc.[2]	6,724,500	553,359
Gilead Sciences, Inc.[1]	7,930,000	522,746
Biogen Idec Inc.[1]	8,185,000	427,748
Stryker Corp.	8,057,000	417,836
Allergan, Inc.	3,285,000	382,965
Celgene Corp.[1]	6,800,000	378,964
Alcon, Inc.	3,400,000	372,708
Novo Nordisk A/S, Class B	4,763,700	367,865
Aetna Inc.	8,060,000	332,959
Abbott Laboratories	6,500,000	303,290
St. Jude Medical, Inc.[1]	7,900,000	294,433
Merck & Co., Inc.	6,000,000	267,060
McKesson Corp.	4,900,000	242,060
Medco Health Solutions, Inc.[1]	4,527,000	227,301
MedImmune, Inc.[1]	6,055,000	197,938
CIGNA Corp.	1,000,000	126,050
Sepracor Inc.[1]	2,000,000	111,620
DaVita Inc.[1]	2,000,000	106,420
Sanofi-Aventis	1,200,000	105,353
Amylin Pharmaceuticals, Inc.[1]	2,425,000	97,000
ICOS Corp.[1]	2,700,000	87,183
Abraxis BioScience, Inc.[1]	2,200,000	59,004
Affymetrix, Inc.[1]	2,000,000	50,600
Martek Biosciences Corp.[1]	1,507,500	36,934
Chugai Pharmaceutical Co., Ltd.	1,535,100	31,282
Johnson & Johnson	300,000	19,773
Applera Corp. - Celera Genomics Group[1]	528,800	7,588
		22,008,215

ENERGY — 13.31%
Schlumberger Ltd.	41,811,000	2,863,217
Suncor Energy Inc.	18,399,866	1,452,239
Devon Energy Corp.	16,919,900	1,241,413
Canadian Natural Resources, Ltd.	21,393,350	1,161,316
EOG Resources, Inc.[2]	15,760,000	1,111,553
Halliburton Co.	27,125,000	915,197
Transocean Inc.[1]	11,489,900	895,638
Baker Hughes Inc.	11,385,000	836,001
ConocoPhillips	11,353,300	764,077
OAO LUKOIL (ADR)	8,167,000	726,863
Petro-Canada	15,885,900	717,324
BG Group PLC	46,516,737	625,988
Cameco Corp. (Canada)	9,000,000	341,436
Cameco Corp.	7,410,000	281,728
Occidental Petroleum Corp.	11,330,000	570,352
Anadarko Petroleum Corp.	10,000,000	493,600
Nexen Inc.	8,510,517	466,687
Imperial Oil Ltd. (Canada)	11,091,854	417,197
Newfield Exploration Co.[1,2]	8,264,800	411,339
Shell Canada Ltd. (Canada)	10,500,000	399,171
Southwestern Energy Co.[1,2]	8,985,000	378,538
CONSOL Energy Inc.[2,3]	7,400,000	271,654
CONSOL Energy Inc.[2]	3,456,400	126,884
MOL Magyar Olaj- és Gázipari Rt., Class A	3,490,800	393,401
Hess Corp.	7,500,000	377,025
Diamond Offshore Drilling, Inc.	4,625,000	358,992
Smith International, Inc.	7,958,000	337,101
Apache Corp.	4,550,000	318,182
Exxon Mobil Corp.	3,900,000	299,559
Noble Corp.	3,490,000	269,603
BJ Services Co.	7,300,000	246,521
Talisman Energy Inc.	13,755,000	231,359
Norsk Hydro ASA (ADR)	7,839,000	195,269
Arch Coal, Inc.	4,800,000	172,320
Chevron Corp.	2,378,732	172,030
National Oilwell Varco Inc.[1]	2,450,000	162,950
Peabody Energy Corp.	2,830,000	130,208
Murphy Oil Corp.	2,281,000	123,813
ENSCO International Inc.	2,050,000	106,313
Rowan Companies, Inc.	2,200,000	79,244
		21,443,302

CONSUMER DISCRETIONARY — 11.13%
Lowe’s Companies, Inc.[2]	87,614,400	2,642,450
Target Corp.	41,735,000	2,424,386
Carnival Corp., units[2]	36,100,000	1,768,539
Best Buy Co., Inc.	22,663,400	1,245,807
News Corp., Class A	48,234,800	993,637
Time Warner Inc.	48,000,000	966,720
Kohl’s Corp.[1]	12,840,000	893,664
Limited Brands, Inc.[2]	20,700,000	655,983
Comcast Corp., Class A1	10,750,000	434,945
Comcast Corp., Class A, special nonvoting stock[1]	4,000,000	161,120
Starbucks Corp.[1]	15,888,400	560,702
Harrah’s Entertainment, Inc.	7,123,036	560,583
Liberty Media Holding Corp., Liberty Interactive, Series A1	15,137,500	344,529
Liberty Media Holding Corp., Liberty Capital, Series A1	1,880,900	165,369
IAC/InterActiveCorp[1]	12,557,500	458,223
YUM! Brands, Inc.	5,300,000	324,307
Johnson Controls, Inc.	3,900,000	317,187
Magna International Inc., Class A	3,320,400	255,206
Garmin Ltd.	4,452,600	226,593
Expedia, Inc.[1]	12,375,000	224,854
International Game Technology	5,000,000	218,900
CarMax, Inc.[1]	3,775,000	174,179
Toyota Motor Corp.	2,730,000	165,483
Apollo Group, Inc., Class A1	4,235,000	164,276
Ross Stores, Inc.	5,067,000	157,026
Harley-Davidson, Inc.	2,109,500	155,618
MGM Mirage, Inc.[1]	2,779,900	149,475
OSI Restaurant Partners, Inc.	3,720,000	145,452
Nikon Corp.	6,856,000	141,489
Getty Images, Inc.[1,2]	3,050,000	133,254
Lennar Corp., Class A	2,500,000	131,250
Discovery Holding Co., Class A1	6,103,500	93,628
Brinker International, Inc.	2,000,000	90,940
TJX Companies, Inc.	3,000,000	82,260
XM Satellite Radio Holdings Inc., Class A1	5,367,555	77,507
Gentex Corp.	4,600,000	76,222
DreamWorks Animation SKG, Inc., Class A1	2,085,000	60,945
E.W. Scripps Co., Class A	1,000,000	48,860
Big Lots, Inc.[1]	1,775,100	39,602
		17,931,170

INDUSTRIALS — 8.42%
General Electric Co.	58,710,000	2,071,289
Tyco International Ltd.	45,213,900	1,369,529
United Parcel Service, Inc., Class B	15,983,500	1,245,434
Boeing Co.	12,400,000	1,097,772
General Dynamics Corp.	11,641,400	871,243
Caterpillar Inc.	11,666,000	723,642
Mitsubishi Heavy Industries, Ltd.	152,519,000	662,439
Southwest Airlines Co.[2]	40,868,877	642,050
Illinois Tool Works Inc.	13,040,000	615,488
Deutsche Post AG	12,860,000	383,157
Lockheed Martin Corp.	3,330,000	301,199
Burlington Northern Santa Fe Corp.	3,950,000	296,882
Robert Half International Inc.	7,610,000	293,670
Ryanair Holdings PLC (ADR)[1]	3,665,000	280,702
Mitsubishi Corp.	14,501,300	270,467
3M Co.	3,000,000	244,380
Cintas Corp.	5,783,200	244,051
Raytheon Co.	4,700,000	239,888
Monster Worldwide, Inc.[1]	4,939,500	215,609
Northrop Grumman Corp.	3,182,000	212,971
UAL Corp.[1]	5,000,000	202,900
Union Pacific Corp.	2,000,000	181,040
Allied Waste Industries, Inc.[1]	14,000,000	177,520
Bombardier Inc., Class B1	51,528,250	171,716
ChoicePoint Inc.[1]	3,440,000	126,523
Manpower Inc.	1,700,000	120,700
FedEx Corp.	1,000,000	115,430
Avery Dennison Corp.	1,598,000	107,817
JetBlue Airways Corp.[1]	6,216,000	84,911
		13,570,419

FINANCIALS — 7.81%
Fannie Mae	42,194,100	2,406,330
American International Group, Inc.	28,325,200	1,991,828
Freddie Mac	22,602,300	1,517,970
Banco Bradesco SA, preferred nominative (ADR)	20,898,300	788,075
Berkshire Hathaway Inc., Class A1	7,230	774,333
Citigroup Inc.	11,200,000	555,408
Wells Fargo & Co.	12,310,000	433,804
ICICI Bank Ltd.	20,000,000	391,321
Mellon Financial Corp.	8,481,400	341,207
Mitsubishi Estate Co., Ltd.	13,750,000	339,565
SunTrust Banks, Inc.	4,140,000	338,031
Mitsubishi UFJ Financial Group, Inc.	25,730	328,818
Bank of New York Co., Inc.	9,195,000	326,790
Marsh & McLennan Companies, Inc.	10,350,900	325,225
State Street Corp.	5,000,000	310,650
Mizuho Financial Group, Inc.	38,500	283,240
XL Capital Ltd., Class A	3,545,000	252,120
Marshall & Ilsley Corp.	4,400,000	201,476
AFLAC Inc.	4,395,000	193,995
HDFC Bank Ltd.	6,347,000	159,679
AXIS Capital Holdings Ltd.	3,140,000	107,482
Chubb Corp.	1,500,000	77,640
Protective Life Corp.	1,500,000	70,830
Umpqua Holdings Corp.	2,175,000	65,294
		12,581,111

CONSUMER STAPLES — 4.58%
Altria Group, Inc.	27,736,700	2,335,707
Walgreen Co.	25,391,100	1,028,086
Coca-Cola Co.	16,965,000	794,471
PepsiCo, Inc.	10,635,000	659,051
Bunge Ltd.[2]	7,250,000	511,125
Wm. Wrigley Jr. Co.	7,182,500	376,650
Wal-Mart Stores, Inc.	4,750,000	218,975
Kerry Group PLC, Class A	8,965,824	216,674
Procter & Gamble Co.	3,243,000	203,628
Avon Products, Inc.	5,950,000	194,208
SYSCO Corp.	5,325,900	190,934
IAWS Group PLC	6,175,000	151,846
Anheuser-Busch Companies, Inc.	2,975,000	141,342
Seven & I Holdings Co., Ltd.	3,450,000	109,926
Whole Foods Market, Inc.	1,949,600	95,140
Constellation Brands, Inc., Class A1	3,200,000	89,536
General Mills, Inc.	1,235,000	69,098
		7,386,397

MATERIALS — 3.77%
Barrick Gold Corp.	36,210,000	1,138,443
Potash Corp. of Saskatchewan Inc.[2]	5,304,000	746,485
Phelps Dodge Corp.	5,373,300	660,916
Newmont Mining Corp.	12,463,000	584,639
CRH PLC	14,146,554	532,950
Freeport-McMoRan Copper & Gold Inc., Class B	7,411,500	465,961
Alcoa Inc.	13,000,000	405,210
Monsanto Co.	7,007,034	336,828
Sealed Air Corp.[2]	5,289,000	314,748
Rio Tinto PLC	5,163,416	275,607
Newcrest Mining Ltd.	13,282,238	271,250
BHP Billiton Ltd.	10,215,000	211,351
USX Corp.	1,500,000	112,185
Dow Chemical Co.	306,900	12,279
		6,068,852

TELECOMMUNICATION SERVICES — 2.49%
Sprint Nextel Corp., Series 1	113,818,550	2,220,600
Qwest Communications International Inc.[1,2]	110,563,100	850,230
KDDI Corp.	60,129	401,864
Bharti Airtel Ltd.[1]	21,000,000	297,033
Telephone and Data Systems, Inc., Special Common Shares	2,303,100	110,894
Telephone and Data Systems, Inc.	1,993,100	102,964
Embarq Corp.	689,237	35,461
Broadview Networks Holdings, Inc., Class A1,3,4	31,812	0
		4,019,046

UTILITIES — 0.13%
Questar Corp.	2,475,000	213,469

MISCELLANEOUS — 3.72%
Other common stocks in initial period of acquisition		6,000,830

Total common stocks (cost: $106,432,528,000)		144,779,218

Preferred stocks — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc.[1,3,4]	1,272	583

Total preferred stocks (cost: $21,000,000)		583

Convertible securities — 0.00%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 0.00%
ProAct Technologies Corp., Series C, convertible preferred[1,3,4]	6,500,000	$13

Total convertible securities (cost: $162,000)		13

Bonds & notes — 0.11%	Principal amount (000)

CONSUMER DISCRETIONARY — 0.10%
Delphi Automotive Systems Corp. 6.50% 2009[5]	$20,000	21,150
Delphi Corp. 6.50% 2013[5]	53,500	55,373
Delphi Automotive Systems Corp. 6.55% 2006[5]	58,190	61,681
Delphi Automotive Systems Corp. 7.125% 2029[5]	22,000	22,770
		160,974

TELECOMMUNICATION SERVICES — 0.01%
Level 3 Financing, Inc. 12.25% 2013	7,950	9,023

Total bonds & notes (cost: $131,908,000)		169,997

Short-term securities — 9.82%

Federal Home Loan Bank 5.065%-5.19% due 12/1/2006-2/21/2007	$2,990,672	2,970,580
Freddie Mac 5.105%-5.15% due 12/5/2006-3/30/2007	2,019,964	2,003,221
Fannie Mae 5.07%-5.165% due 12/4/2006-3/21/2007	1,736,466	1,722,361
U.S. Treasury Bills 4.81%-5.15% due 12/7/2006-3/22/2007	1,446,700	1,434,346
Federal Farm Credit Banks 5.06%-5.14% due 12/1/2006-3/21/2007	736,510	731,148
Bank of America Corp. 5.23%-5.26% due 12/1/2006-2/1/2007	481,000	479,007
Ciesco LLC 5.25% due 1/10/2007[3]	91,700	91,157
CAFCO, LLC 5.23%-5.26% due 12/7/2006-1/18/2007[3]	380,000	378,609
Variable Funding Capital Corp. 5.22%-5.24% due 12/4/2006-1/18/2007[3]	460,240	458,285
Procter & Gamble Co. 5.21%-5.23% due 12/6/2006-1/2/2007[3]	450,000	449,210
Clipper Receivables Co., LLC 5.23%-5.26% due 12/4/2006-1/30/2007[3]	432,074	430,373
Park Avenue Receivables Co., 5.24%-5.25% due 1/11-2/9/2007[3]	219,950	218,103
Jupiter Securitization Co., LLC 5.24%-5.25% due 12/5/2006-2/22/2007[3]	212,172	210,542
Tennessee Valley Authority 5.095%-5.135% due 12/14/2006-1/4/2007	386,197	384,977
International Lease Finance Corp. 5.21%-5.23% due 12/6/2006-2/9/2007	147,500	146,573
AIG Funding, Inc. 5.20%-5.225% due 12/5/2006-2/1/2007	135,100	134,369
American General Finance Corp. 5.215%-5.23% due 1/25-1/29/2007	87,500	86,771
CIT Group, Inc. 5.21%-5.25% due 1/8-4/2/2007[3]	359,500	355,791
Wal-Mart Stores Inc. 5.18%-5.22% due 12/4-12/19/2006[3]	346,248	345,736
International Bank for Reconstruction and Development 5.12% due 1/19-1/22/2007	290,500	288,363
SunTrust Banks Inc. 5.27%-5.29% due 12/28/2006-2/5/2007	200,000	199,988
Three Pillars Funding, LLC 5.26%-5.27% due 12/7-12/11/2006[3]	52,784	52,706
AT&T Inc. 5.25%-5.26% due 12/11/2006-1/18/2007[3]	244,500	243,248
General Electric Co. 5.24% due 12/7/2006	50,000	49,949
Edison Asset Securitization LLC 5.21%-5.23% due 12/12/2006-2/23/2007[3]	165,000	164,096
FCAR Owner Trust I 5.25%-5.28% due 12/13/2006-1/8/2007	198,000	197,417
Union Bank of California, N.A. 5.28% due 1/8-1/26/2007	195,000	194,996
IBM Capital Inc. 5.20% due 12/7/2006[3]	50,000	49,952
IBM Corp. 5.16%-5.22% due 12/11-12/20/2006[3]	135,000	134,732
Coca-Cola Co. 5.19%-5.21% due 12/8-12/14/2006[3]	170,000	169,741
Private Export Funding Corp. 5.18%-5.225% due 1/8-2/6/2007[3]	131,300	130,270
HSBC Finance Corp. 5.22% due 12/4/2006	100,000	99,942
Triple-A One Funding Corp. 5.25% due 12/5-12/8/2006[3]	80,000	79,929
NetJets Inc. 5.18%-5.20% due 12/18-12/29/2006[3]	75,000	74,759
Chevron Funding Corp. 5.19%-5.20% due 1/18-1/30/2007	75,000	74,428
Concentrate Manufacturing Co. of Ireland 5.18% due 12/13/2006[3]	65,000	64,878
Kimberly-Clark Worldwide Inc. 5.19%-5.195% due 12/4/2006[3]	54,250	54,219
E.I. duPont de Nemours and Co. 5.20% due 12/6/2006[3]	50,000	49,957
3M Co. 5.20% due 12/18/2006	50,000	49,871
Abbott Laboratories 5.19% due 12/19/2006-1/16/2007[3]	39,300	39,135
American Express Credit Corp. 5.22% due 1/19/2007	35,000	34,756
Hershey Co. 5.20% due 1/10/2007[3]	30,000	29,822
Colgate-Palmolive Co. 5.19% due 12/6/2006[3]	29,700	29,674
Becton, Dickinson and Co. 5.21% due 12/19/2006	26,816	26,742
General Dynamics Corp. 5.18% due 12/1/2006[3]	25,000	24,996
Emerson Electric Co. 5.20% due 12/12/2006[3]	25,000	24,957
Illinois Tool Works Inc. 5.21% due 12/14/2006	25,000	24,949
United Technologies Corp. 5.23% due 12/20/2006[3]	25,000	24,927
USAA Capital Corp. 5.21% due 2/15/2007	25,000	24,723
McCormick & Co., Inc. 5.21% due 2/28/2007[3]	25,000	24,674
Wm. Wrigley Jr. Co. 5.20% due 12/15/2006[3]	21,000	20,954
Hewlett-Packard Co. 5.23% due 1/11/2007[3]	15,083	14,991
Harvard University 5.20% due 12/28/2006	12,100	12,051
Harley-Davidson Funding Corp. 5.20% due 1/5/2007[3]	10,000	9,948

Total short-term securities (cost: $15,822,763,000)		15,821,899

Total investment securities (cost: $122,408,361,000)		160,771,710
Other assets less liabilities		394,782

Net assets		$161,166,492

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $4,722,621,000, which represented 2.93% of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the board of directors.
5Scheduled interest and/or principal payment was not received.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended November 30, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 11/30/06 (000)

Lowe’s Companies, Inc.	85,814,400	1,800,000	—	87,614,400	$4,376	$2,642,450
Carnival Corp., units	36,100,000	—	—	36,100,000	9,928	1,768,539
Applied Materials, Inc.	88,815,000	—	17,500,000	71,315,000	3,566	1,282,244
Zimmer Holdings, Inc.	15,650,000	—	—	15,650,000	—	1,141,824
EOG Resources, Inc.	12,470,000	3,290,000	—	15,760,000	946	1,111,553
Qwest Communications International Inc	106,563,100	10,000,000	6,000,000	110,563,100	—	850,230
Potash Corp. of Saskatchewan, Inc.	5,304,000	—	—	5,304,000	676	746,485
KLA-Tencor Corp.	12,940,000	—	—	12,940,000	1,553	668,610
Maxim Integrated Products, Inc.	20,840,000	—	—	20,840,000	3,251	656,043
Limited Brands, Inc.	20,700,000	—	—	20,700,000	3,105	655,983
Southwest Airlines	38,868,877	2,000,000	—	40,868,877	—	642,050
Linear Technology Corp.	19,850,000	—	—	19,850,000	2,978	637,979
Analog Devices Inc	15,216,666	3,700,000	—	18,916,666	3,027	615,170
Xilinx, Inc.	22,700,000	—	—	22,700,000	2,043	608,360
C. R. Bard, Inc.	—	6,724,500	—	6,724,500	941	553,359
Bunge Ltd.	7,250,000	—	—	7,250,000	1,160	511,125
Altera Corp.	23,950,000	—	—	23,950,000	—	476,366
Newfield Exploration Co.	8,264,800	—	—	8,264,800	—	411,339
CONSOL Energy Inc.	7,400,000	—	—	7,400,000	518	271,654
CONSOL Energy Inc.	3,456,400	—	—	23,456,400	242	126,884
Southwestern Energy	—	8,985,000	—	8,985,000	—	378,538
Sealed Air Corp.	5,289,000	—	—	5,289,000	793	314,748
CDW Corp.	4,000,000	—	—	4,000,000	—	282,000
Sabre Holdings Corp., Class A	7,062,811	—	—	7,062,811	918	193,733
Getty Images, Inc.[1]	3,050,000	—	—	3,050,000	—	133,254
Forest Laboratories, Inc.*	17,843,950	—	2,525,900	15,318,050	—	—
Freeport-McMoRan Copper & Gold Inc.,
Class B*	9,596,000	—	2,184,500	7,411,500	10,196	—
Harrah’s Entertainment, Inc.*	9,823,036	—	2,700,000	7,123,036	2,949	—
					$53,166	$17,680,520

*Unaffiliated issuer at 11/30/2006.

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$39,648,345
Gross unrealized depreciation on investment securities	(1,390,093)
Net unrealized appreciation on investment securities	38,258,252
Cost of investment securities for federal income tax purposes	122,513,458

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-905-0107-S6873

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ James F. Rothenberg
James F. Rothenberg, Vice Chairman and Principal Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James F. Rothenberg
James F. Rothenberg, Vice Chairman and Principal Executive Officer

Date: January 26, 2007

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: January 26, 2007